SEGMENT INFORMATION - Segment profitability and reconciliation to consolidated net income (loss) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 15, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT INFORMATION
Commercial Operations Segment Adjusted EBITDA		$ (5,864)	$ (20,173)	$ (16,595)
Research And Development Adjusted EBITDA		(5,129)	(8,165)	(12,420)
Financial income (expenses), net		6,345	11,284	(28,825)
Share-based compensation to employees and service providers		(665)	(1,647)	(5,675)
Depreciation		(588)	(1,445)	(2,136)
Amortization of intangible assets		(31)	(545)	(6,018)
Gain from early termination of lease		22	543
Other income (expenses)		(2,359)	44,064
Comprehensive income (loss)		(8,268)	23,916	(71,669)
Supplementary information on material income or expense items included in the segment results:
Licensing revenues included in the Research And Development Adjusted EBITDA		547		$ 2,000
Loss from Global Termination Agreement included in the Commercial Operations Segment, not included in the Adjusted EBITDA	$ 2,300	$ (2,359)
Gain from the sale of Movantik, included in the Commercial Operations Segment, not included in the Adjusted EBITDA			$ 44,064